UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[x] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)
for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): January 20, 2017

STRUCTURED ASSET FUNDING SECURITIZATION I, LLCi
i STRUCTURED ASSET FUNDING SECURITIZATION I, LLC, as securitizer, is filing this Form ABS-15G in respect of
all asset-backed securitizations organized by it and outstanding during the reporting period in the structured settlement asset class SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized. STRUCTURED ASSET FUNDING SECURITIZATION I, LLC
(Securitizer)
By: /s/ Andrew Savysky
    Andrew Savysky, PresidentDate: January 20, 2017
(Exact name of securitizer as specified in its charter)

NONE (Commission File Number of securitizer)

0001643510 (Central Index Key Number of securitizer)

Andrew Savysky, President, (954) 455-6060
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report
for the initial period pursuant to Rule 15Ga-1(c)(1) 	  [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report
for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   [X]